SUBSEQUENT EVENTS	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2023 up through the date the financial statements were available to be issued. During this period, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the period ended December 31, 2023, except for the following:

Brio – $44,000

On January 8, 2024, the Company entered into an Original Issue Discount Senior Convertible Debenture (the “Note”) with respect to the sale and issuance to institutional investor Brio Capital Master Fund Ltd (“Brio”) of (i) $44,000 aggregate principal amount of Note due January 8, 2025 based on $1.00 for each $0.90909 paid by Brio and (ii) five-year Common Stock Purchase Warrants (“Warrants”) to purchase up to an aggregate of 7,333 shares of the Company’s Common Stock at an exercise price of $10.00 per share. The aggregate cash subscription amount received by the Company from Brio for the issuance of the Note and Warrants was $40,000 which was issued at a $4,000 original issue discount from the face value of the Note. The conversion price for the principal in connection with voluntary conversions by a holder of the convertible notes is $6.00 per share, subject to adjustment as provided therein, such as stock splits and stock dividends.

Shares Cancelled

On January 9, 2024, the Company’s CTO agreed to surrender 64,100 common shares held by him and were cancelled by the Company.

Reverse Stock Split

Effective January 19, 2024, Board of Directors declared a one-for-forty reverse stock split to shareholders of record on or before January 31, 2024 of the Company’s issued and outstanding shares of common stock, outstanding warrants and options, and the Series B Convertible Preferred Stock. The number of shares of common stock obtainable upon exercise or conversion and the exercise prices and conversion rate have been equitably adjusted, and convertible preferred shares. As such, all share and per share amounts have been retroactively adjusted to reflect the reverse stock split.

Advance from Shareholder

In January 2024, the Company received an additional advance of $25,000 from the Company’s CEO for working capital purposes with a balance due of $105,000 as of February 15, 2024.

2024 Convertible Notes

In February 2024, the Company entered into an Original Issue Discount Senior Convertible Debentures (the “2024 Notes”) totaling (i) $50,050 aggregate principal amount of Note (total of $45,500 cash was received) due in February 2025 based on $1.00 for each $0.90909 paid by the noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants”) to purchase up to an aggregate of 8,343 shares of the Company’s Common Stock at an exercise price of $10.00 per share. The conversion price for the principal in connection with voluntary conversions by the holders of the convertible notes is $6.00 per share.

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2022 up through the date the financial statements were available to be issued. During this period, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the period ended December 31, 2022, except for the following:

Warrants

In March 2023, the Company offered a short-term inducement to the Company’s warrant holders in which the Company will issue one share of the Company’s common stock in exchange for each two warrants returned to the Company to be cancelled. All other terms of the original grants remain the same. A total of 222,476 warrants were exchanged for 111,238 shares of the Company’s common stock through March 24, 2023.

2023 Convertible Notes

During the three months ended March 31, 2023, the Company entered into an Original Issue Discount Senior Convertible Debentures totaling (i) $970,200 aggregate principal amount of Note (total of $882,000 cash was received) due in various dates in January through March 2024 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants (“Warrants’) to purchase up to an aggregate of 161,700 shares of the Company’s Common Stock at an exercise price of $10.00 per share. The conversion price for the principal in connection with voluntary conversions by the holders of the convertible notes is $6.00 per share.